Financial Instruments (Assets and Liabilities Measured on Recurring Basis Table) (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Financial assets and financial liabilities measured at fair value on a recurring basis:
Debt securities - noncurrent	$ 9	[1]	$ 9	[1]
Available-for-sale equity investments	243	[1]	18	[1]
Derivative assets	1,432		719
Potential reduction in net position of total derivative liabilities	97		251
Trading securitiy investments
Financial assets and financial liabilities measured at fair value on a recurring basis:
Fair value assets, Level 2 to Level 1 transfer	74
Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	5,359	[2],[3]	7,997	[2],[3]
Debt securities - current			350	[3],[4]
Debt securities - noncurrent	9	[1]	9	[1]
Trading securitiy investments	74	[1]
Available-for-sale equity investments	243	[1]	18	[1]
Derivative assets	1,432	[5],[6]	719	[7],[8]
Total Assets	7,118	[6]	9,092	[7]
Total Liabilities	196	[6]	501	[7]
Potential reduction in net position of total derivative assets	97		251
Potential reduction in net position of total derivative liabilities	97		251
Recurring | Prepaid expenses and other current assets
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	751		318
Recurring | Investments and sundry assets
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	681		401
Recurring | Other accrued expenses and liabilities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative liabilities	165		375
Recurring | Other liabilities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative liabilities	31		126
Recurring | Interest rate contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	633	[5]	308	[8]
Derivative liabilities			13	[9]
Recurring | Foreign exchange contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	775	[5]	375	[8]
Derivative liabilities	177	[10]	484	[9]
Recurring | Equity contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	24	[5]	36	[8]
Derivative liabilities	19	[10]	4	[9]
Recurring | Time deposits and certificates of deposit
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	3,517	[2]	4,754	[2]
Recurring | Commercial paper
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	764	[2]	1,507	[2]
Recurring | Money market funds
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	662	[2]	1,728	[2]
Recurring | U.S. government securities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	410	[2]
Recurring | Other securities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	6	[2]	8	[2]
Recurring | Level 1
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	662	[2],[3]	1,728	[2],[3]
Debt securities - noncurrent	1	[1]	1	[1]
Trading securitiy investments	74	[1]
Available-for-sale equity investments	243	[1]	18	[1]
Total Assets	980	[6]	1,747	[7]
Recurring | Level 1 | Money market funds
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	662	[2]	1,728	[2]
Recurring | Level 2
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	4,697	[2],[3]	6,269	[2],[3]
Debt securities - current			350	[3],[4]
Debt securities - noncurrent	8	[1]	7	[1]
Derivative assets	1,432	[5],[6]	719	[7],[8]
Total Assets	6,138	[6]	7,345	[7]
Total Liabilities	196	[6]	501	[7]
Recurring | Level 2 | Interest rate contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	633	[5]	308	[8]
Derivative liabilities			13	[9]
Recurring | Level 2 | Foreign exchange contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	775	[5]	375	[8]
Derivative liabilities	177	[10]	484	[9]
Recurring | Level 2 | Equity contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	24	[5]	36	[8]
Derivative liabilities	19	[10]	4	[9]
Recurring | Level 2 | Time deposits and certificates of deposit
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	3,517	[2]	4,754	[2]
Recurring | Level 2 | Commercial paper
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	764	[2]	1,507	[2]
Recurring | Level 2 | U.S. government securities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	410	[2]
Recurring | Level 2 | Other securities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	$ 6	[2]	$ 8	[2]

[1]	Included within investments and sundry assets in the Consolidated Statement of Financial Position.
[2]	Included within cash and cash equivalents in the Consolidated Statement of Financial Position.
[3]	Available-for-sale securities with carrying values that approximate fair value.
[4]	Commercial paper and certificates of deposit reported as marketable securities in the Consolidated Statement of Financial Position.
[5]

The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments and sundry assets in the Consolidated Statement of Financial Position at December 31, 2014 were $751 million and $681 million, respectively.

[6]

If derivative exposures covered by a qualifying master netting agreement had been netted in the Consolidated

Statement of Financial Position, the total derivative asset and liability positions would have been reduced by $97 million each.

[7]

If derivative exposures covered by a qualifying master netting agreement had been netted in the Consolidated

Statement of Financial Position, the total derivative asset and liability positions would have been reduced by $251 million each.

[8]

The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments and sundry assets in the Consolidated Statement of Financial Position at December 31, 2013 were $318 million and

$401 million, respectively.

[9]

The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Statement of Financial Position at December 31, 2013 were $375 million and $126 million, respectively.

[10]

The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Statement of Financial Position at December 31, 2014 were $165 million and $31 million, respectively.